Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Plan
Expense recognized related to the matching contribution	$ 13.6	$ 13.8	$ 13.7
Defined Benefit Plan
Net benefit expense	8.4	8.1	8.8
Present value of the defined benefit obligation	$ 11.5	$ 12.3	$ 11.3